10-K Income Taxes - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended			36 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2022
Operating Loss Carryforwards [Line Items]
Statutory income tax rate	21.00%	21.00%	21.00%	21.00%
Inter-entity payments expense			$ 27,358
Deferred income tax expense			$ 4,148
Unrecognized tax benefits	$ 0			$ 0
Deferred tax liabilities, undistributed earnings	2,218,993			2,218,993
Deferred tax liability not recognized, undistributed earnings of foreign subsidiaries	366,457			366,457
Undistributed earnings	$ 3,393,993
Canada Revenue Agency [Member]
Operating Loss Carryforwards [Line Items]
Foreign Statutory income tax rate	27.00%
Operating loss carryforwards	$ 80,422			$ 80,422